PROPERTY, PLANT AND MINE DEVELOPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant And Mine Development
Construction-in-progress	$ 1,972	$ 2,119
Costs capitalized during period	890	1,077	$ 1,370
North America
Property, Plant And Mine Development
Construction-in-progress	121	141
South America
Property, Plant And Mine Development
Construction-in-progress	1,389	1,425
Australia
Property, Plant And Mine Development
Construction-in-progress	139	155
Africa
Property, Plant And Mine Development
Construction-in-progress	316	387
Conga | South America | Other South America
Property, Plant And Mine Development
Costs capitalized during period	$ 0	$ 0